Cash and Investments - Fixed Income Maturity Profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Bonds with call features	$ 3,366.0	$ 3,390.3
Bonds with put features	292.0	93.3
Notional amount	$ 6,506.4	$ 6,396.9
Debt securities
Disclosure of financial assets [line items]
Effective interest rate	3.50%	4.00%
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	$ 471.9	$ 1,693.8
Bonds, U.S. treasury
Disclosure of financial assets [line items]
Net purchases	(9,120.3)
Bonds, Canadian government
Disclosure of financial assets [line items]
Net purchases	(928.6)
Bonds, U.S. Corporate
Disclosure of financial assets [line items]
Net purchases	(2,848.7)
Bonds, U.S. states and municipalities
Disclosure of financial assets [line items]
Net proceeds	$ 1,833.0